Recoverable taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Recoverable taxes [Abstract]
Valued Added Tax	$ 2,262,172	$ 2,075,615
Income Tax	137,408	146,333
Other	8,294	8,427
Total recoverable taxes	$ 2,407,874	$ 2,230,375